UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one) :
[  ] is a restatement
[  ] adds new holding entries.

Institutional Investment Manager Filing Report:

Name: The Chartist, Inc.
Address: 5122 East Katella Avenue, Suite 200
Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it. That all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos, CA,  January 15, 2012
Report Type (Check only one)
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Forn 13F Information Table Entry Total:  54
Form 13F Information Table Value Total: 160,485

FORM 13F INFORMATION TABLE
Name of Issuer               TitleCUSIP No.Market SharesSh/   InvestmenVoting
                             of            Value        Other DiscretioAuthority
                             Class         *1000              Sole     None
APPLE INC                    Com  037833100   1027  1875Sh         1875    1875
ALLSTATE CORPORATION         Com  020002101   1760 43053Sh        43053   43053
ALEXION PHARMA INC           Com  015351109   1417 14263Sh        14263   14263
AMGEN INCORPORATED           Com  031162100    203  2312Sh         2312    2312
AMAZON COM INC               Com  23331A109   1472  5784Sh         5784    5784
ACCELERATE DIAGNOSTICS       Com  004304200     75 17800Sh        17800   17800
BIOGEN IDEC INC              Com  09062X103   1645 10967Sh        10967   10967
ANHEUSER-BUSC INBEV ADRFSPONSCom  03524A108   1696 19135Sh        19135   19135
CBS CORPORATION CL B NEW     Com  124857202    208  5360Sh         5360    5360
CENTRAL FD CDA LTD CLA FCLASSCom  153501101    290 13477Sh        13477   13477
COMCAST CORP NEW CL A        Com  20030N101   1836 47894Sh        47894   47894
DISCOVER FINANCIAL SVCS      Com  254709108   1744 44220Sh        44220   44220
D R HORTON CO                Com  23331A109   1489 73948Sh        73948   73948
SPDR DOW JONES INDL AVG INDUSCom  78467X109   6929 52012Sh        52012   52012
DISNEY WALT CO               Com  254687106   1643 32367Sh        32367   32367
EBAY INC                     Com  278642103   1808 34588Sh        34588   34588
EQUINIX INC NEW              Com  29444U502   1767  8276Sh         8276    8276
ISHARES FTSE CHINA 25   FTSE Com  464287184   4501107842Sh       107842  107842
GREAT BASIN GOLD LTD   F     Com  390124105      7231940Sh       231940  231940
GAP INC                      Com  364760108   1349 43406Sh        43406   43406
HOME DEPOT INC               Com  437076102   1636 25975Sh        25975   25975
ISHARES NASDAQ BIO FD   NASDACom  464287556   5710 40574Sh        40574   40574
ISHARES CORE S&P ETF    SMALLCom  464287804   5851 73134Sh        73134   73134
ISHARES TR RUSSELL 2000 RUSSECom  464287655   7458 86406Sh        86406   86406
ISHARES TR RUSSELL 2000 RUSSECom  464287648   4629 47391Sh        47391   47391
ISHARES TR DJ US BASIC  MATERCom  464287838   5099 71987Sh        71987   71987
ISHARES DJ US TRANSN IDXTRANSCom  464287192   5055 52289Sh        52289   52289
SPDR S&P BANK ETF            Com  78464A797   5070208485Sh       208485  208485
MICHAEL KORS HLDGS     F     Com  G60754101   1293 25095Sh        25095   25095
SPDR S&P REGIONAL BKING      Com  78464A698   5599195786Sh       195786  195786
LENNAR CORP CL A        CLASSCom  526057104   1968 49759Sh        49759   49759
LINKEDIN CORP                Com  53578A108   1374 12332Sh        12332   12332
SPDR S&P MIDCAP 400 ETF      Com  78464A821  12523 66149Sh        66149   66149
NEWS CORP LTD CL A      CLASSCom  65248E104   1853 70051Sh        70051   70051
PULTEGROUP INC               Com  745867101   2114114396Sh       114396  114396
ROSS STORES INC              Com  778296103   1185 22210Sh        22210   22210
SCHW US BRD MKT ETF          Com  808524102    233  6647Sh         6647    6647
SHERWIN WILLIAMS CO          Com  824348106   1812 11554Sh        11554   11554
ISHARES SILVER TRUST    INDEXCom  46428Q109    212  7032Sh         7032    7032
S P D R S&P 500 ETF TR  EXPIRCom  78562F103   7602 52400Sh        52400   52400
SUNTRUST BANKS INC           Com  867914103   1593 54959Sh        54959   54959
TARGET CORPORATION           Com  87612E106   1505 25745Sh        25745   25745
T J X COS INC                Com  872540109   1534 35982Sh        35982   35982
TANZANIAN ROYALTY EXPL F     Com  876004104     49 10900Sh        10900   10900
VISA INC CL A           CLASSCom  92826C839    230  1482Sh         1482    1482
VANGUARD SMALL CAP           Com  922908751   4915 59383Sh        59383   59383
VANGUARD ENERGY ETF          Com  92204A306   5148 49703Sh        49703   49703
VANGUARD TOTAL STOCK MKT     Com  922908769   6839 91605Sh        91605   91605
WATSON PHARMACEUTICALS       Com  942683103   1499 17795Sh        17795   17795
SPDR S&P HOMEBUILDERS   ETF  Com  78464A888   7603278189Sh       278189  278189
SECTOR SPDR MATERIALS FDSHARECom  81369Y100   4516117779Sh       117779  117779
SECTOR SPDR INDL SELECT SHARECom  81369Y704   4874125812Sh       125812  125812
SPDR S&P METALS & MININGETF  Com  78464A755   4000 86231Sh        86231   86231
SPDR S&P OIL & GAS EXPL PRODUCom  76484A730   5036 92449Sh        92449   92449